owners' equity - Subsidiary with significant non-controlling interest (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement of financial position
Current assets		$ 6,313	$ 6,092
Non-current assets		49,823	47,977
Current liabilities		9,478	8,286
Non-current liabilities		29,356	28,125
Statement of income and other comprehensive income
Net income (loss)		867	1,718
Comprehensive income (loss)		689	1,797
consolidated statements of cash flows
Cash provided by operating activities		4,499	4,811
Cash used by investing activities		(4,748)	(5,408)
Cash provided (used) by financing activities		139	848
Income taxes		389	519
Non-controlling interests
Statement of income and other comprehensive income
Net income (loss)		26	103
Subsidiary with significant non-controlling interest
Statement of financial position
Current assets		1,122	926
Non-current assets		5,395	3,875
Current liabilities		990	733
Non-current liabilities		2,829	1,581
Statement of income and other comprehensive income
Revenue and other income		3,682	3,214
Net income (loss)		72	235
Comprehensive income (loss)		14	327
consolidated statements of cash flows
Cash provided by operating activities		492	519
Cash used by investing activities		(1,273)	(156)
Cash provided (used) by financing activities		$ 780	$ (342)
Telus International (Cda) Inc.
Economic interest
Interest in TELUS International (Cda) Inc., beginning of period	[1]	56.60%	55.10%
Effect of
Issue of subordinate voting shares as consideration in business acquisition (Note 18(b))		(1.40%)
Share-based compensation and other		(0.10%)	(0.10%)	[1]
Non-controlling interests conversion of multiple voting shares to subordinate voting shares		12.00%
Interest in TELUS International (Cda) Inc., end of period		56.00%	56.60%	[1]
Voting interest
Interest in TELUS International (Cda) Inc., beginning of period	[1]	72.40%	70.90%
Effect of.
Issue of subordinate voting shares as consideration in business acquisition (Note 18(b))		(0.20%)
Interest in TELUS International (Cda) Inc., end of period		85.40%	72.40%	[1]
consolidated statements of cash flows
Equity interest		56.00%	56.60%	[1]
Voting interest		85.40%	72.40%	[1]
Telus International (Cda) Inc. | Non-controlling shareholders
Effect of
TELUS Corporation acquisition of shares from non-controlling interests	[2]	0.90%	1.60%	[1]
Effect of.
TELUS Corporation acquisition of shares from non-controlling interests	[2]	1.20%	1.50%	[1]
consolidated statements of cash flows
Acquisition of shares from non-controlling interests		$ 57	$ 123
Telus International (Cda) Inc. | Non-controlling shareholders | Contributed surplus
consolidated statements of cash flows
Acquisition of shares from non-controlling interests		$ 32	$ 86

[1]	Due to the voting rights associated with the multiple voting shares held by TELUS Corporation, our economic and voting interests differ.
[2]	Acquisition of shares from non-controlling interests for $57 million (2022 – $123 million), of which $32 million (2022 – $86 million) was charged to amounts recorded in owners’ equity for contributed surplus and the balance was charged to non-controlling interests.